THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR OPPORTUNITY FUND
JULY 31, 2025 (UNAUDITED)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 96.5%
	Shares	Value
AEROSPACE/DEFENSE EQUIPMENT — 5.1%
Airbus ADR	178,000	$8,942,720
RTX	43,000	6,775,510
		15,718,230
AIRLINES — 2.8%
Delta Air Lines	167,000	8,886,070
BANKS — 8.4%
JPMorgan Chase	33,000	9,775,920
PNC Financial Services Group	44,000	8,371,880
US Bancorp	176,000	7,912,960
		26,060,760
BEVERAGES — 4.7%
Constellation Brands, Cl A	48,000	8,017,920
Diageo ADR	67,000	6,562,650
		14,580,570
BIOTECHNOLOGY — 2.1%
Regeneron Pharmaceuticals	12,200	6,654,612
BROADLINE RETAIL — 3.8%
Amazon.com *	50,000	11,705,500
CAPITAL MARKETS — 2.5%
CME Group, Cl A	28,000	7,791,840
CHEMICALS — 2.4%
PPG Industries	70,000	7,385,000
CONSUMER FINANCE — 1.7%
American Express	18,000	5,387,580
CONSUMER STAPLES DISTRIBUTION & RETAIL — 4.8%
Sysco	85,000	6,766,000
Target	80,000	8,040,000
		14,806,000
ELECTRONIC EQUIPMENT INSTRUMENTS & COMPONENTS — 2.3%
TE Connectivity	35,000	7,201,250
ENERGY EQUIPMENT & SERVICES — 2.0%
Schlumberger	181,000	6,117,800
FINANCIAL SERVICES — 2.6%
Mastercard, Cl A	14,000	7,930,580
GROUND TRANSPORTATION — 6.9%
Uber Technologies *	133,000	11,670,750
Union Pacific	44,000	9,766,680
		21,437,430
HEALTH CARE EQUIPMENT & SERVICES — 3.1%
Medtronic	108,000	9,745,920
HEALTH CARE PROVIDERS & SERVICES — 7.2%
Centene *	133,000	3,467,310
Elevance Health	33,500	9,483,180
Labcorp Holdings	35,500	9,232,840
		22,183,330
HOTELS, RESTAURANTS & LEISURE — 6.3%
Airbnb, Cl A *	72,000	9,533,520
Flutter Entertainment *	33,000	9,974,580
		19,508,100
INSURANCE — 2.9%
Chubb	34,000	9,045,360
INTERACTIVE MEDIA & SERVICES — 3.4%
Alphabet, Cl A	55,000	10,554,500

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR OPPORTUNITY FUND
JULY 31, 2025 (UNAUDITED)

COMMON STOCK — continued
	Shares	Value
MEDIA — 2.9%
Comcast, Cl A	272,000	$9,038,560
MULTI-UTILITIES — 3.0%
Sempra	115,000	9,393,200
OIL, GAS & CONSUMABLE FUELS — 3.0%
Chevron	61,500	9,325,860
PERSONAL CARE PRODUCTS — 3.0%
Estee Lauder, Cl A	100,000	9,334,000
PHARMACEUTICALS — 2.4%
Bristol-Myers Squibb	171,000	7,406,010
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 3.8%
Applied Materials	21,000	3,781,260
Texas Instruments	44,000	7,966,640
		11,747,900
SPECIALIZED REITS — 1.9%
Weyerhaeuser	237,000	5,936,850
SPECIALTY RETAIL — 1.5%
TJX	37,000	4,607,610
TOTAL COMMON STOCK
(Cost $229,612,135)		299,490,422
SHORT-TERM INVESTMENT — 3.4%

First American Treasury Obligation Fund 4.290% (A)
(Cost $10,463,734)	10,463,734	10,463,734
TOTAL INVESTMENTS— 99.9%
(Cost $240,075,869)		$309,954,156

Percentages are based on Net Assets of $310,116,520.
*	Non-income producing security.
(A)	The rate shown is the 7-day effective yield as of July 31, 2025.

ADR — American Depository Receipt

CI — Class

REIT — Real Estate Investment Trust

CMB-QH-007-3600

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR SMID FUND
JULY 31, 2025 (UNAUDITED)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 97.1%
	Shares	Value
AUTO COMPONENTS — 5.5%
BorgWarner	56,500	$2,079,200
Gentex	72,655	1,919,545
		3,998,745
BANKS — 7.9%
BOK Financial	18,005	1,828,048
Prosperity Bancshares	29,000	1,931,980
Webster Financial	33,930	1,956,064
		5,716,092
BUILDING PRODUCTS — 2.9%
Masco	30,630	2,086,822
CAPITAL MARKETS — 5.4%
Cboe Global Markets	8,195	1,975,323
Lazard, Cl A	36,910	1,918,582
		3,893,905
COMMERCIAL SERVICES & SUPPLIES — 2.4%
ACV Auctions, Cl A *	123,000	1,747,830
CONSTRUCTION & ENGINEERING — 2.6%
WillScot Holdings	62,860	1,844,941
CONTAINERS & PACKAGING — 2.5%
Packaging Corp of America	9,510	1,842,562
ELECTRIC UTILITIES — 2.6%
Pinnacle West Capital	20,630	1,869,491
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 5.0%
IPG Photonics *	23,665	1,772,272
Littelfuse	7,310	1,881,082
		3,653,354
FINANCIAL SERVICES — 4.9%
Euronet Worldwide *	18,415	1,789,570
WEX *	10,675	1,811,334
		3,600,904
FOOD PRODUCT — 2.6%
Lamb Weston Holdings	33,585	1,916,696
GAS UTILITIES — 2.7%
Atmos Energy	12,620	1,967,710
GROUND TRANSPORTATION — 2.6%
JB Hunt Transport Services	13,240	1,907,222
HEALTH CARE EQUIPMENT & SERVICES — 2.4%
Globus Medical, Cl A *	33,735	1,775,473
HEALTH CARE PROVIDER & SERVICES — 2.2%
Align Technology *	12,500	1,612,625
HEALTH CARE PROVIDERS & SERVICES — 4.0%
Molina Healthcare *	6,245	985,898
Quest Diagnostics	11,335	1,897,592
		2,883,490
HEALTH CARE TECHNOLOGY — 2.7%
Phreesia *	72,000	1,941,120
HOTELS, RESTAURANTS & LEISURE — 2.3%
Sportradar Group, Cl A *	58,110	1,718,313
INDUSTRIAL REITS — 2.7%
Americold Realty Trust	120,000	1,929,600

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR SMID FUND
JULY 31, 2025 (UNAUDITED)

COMMON STOCK — continued
	Shares	Value
INSURANCE — 4.9%
Fidelity National Financial	32,035	$1,807,735
Reinsurance Group of America, Cl A	9,210	1,772,464
		3,580,199
IT SERVICES — 5.2%
Amdocs	22,020	1,879,627
EPAM Systems *	11,905	1,877,538
		3,757,165
LIFE SCIENCES TOOLS & SERVICES — 2.2%
Waters *	5,485	1,583,849
MACHINERY — 5.5%
Lincoln Electric Holdings	8,470	2,062,445
Toro	26,110	1,938,667
		4,001,112
OIL, GAS & CONSUMABLE FUELS — 2.6%
HF Sinclair	42,345	1,860,639
RETAIL REITS — 2.8%
NNN REIT	49,491	2,041,999
SOFTWARE — 2.9%
Dolby Laboratories, Cl A	27,715	2,088,048
TEXTILES, APPAREL & LUXURY GOODS — 2.4%
Skechers USA, Cl A *	27,295	1,726,409
WATER UTILITIES — 2.7%
Essential Utilities	54,390	2,001,552
TOTAL COMMON STOCK
(Cost $62,927,980)		70,547,867
SHORT-TERM INVESTMENT — 2.8%

First American Treasury Obligation Fund 4.290% (A)
(Cost $2,014,173)	2,014,173	2,014,173
TOTAL INVESTMENTS— 99.9%
(Cost $64,942,153)		$72,562,040

Percentages are based on Net Assets of $72,615,264.
*	Non-income producing security.
(A)	The rate shown is the 7-day effective yield as of July 31, 2025.

Cl — Class

REIT — Real Estate Investment Trust

CMB-QH-011-2900

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR SMALL CAP FUND JULY 31, 2025 (UNAUDITED)

SCHEDULE OF INVESTMENTS

COMMON STOCK — 87.7%

	Shares	Value
AIR FREIGHT & LOGISTICS — 2.2%
Hub Group, Cl A	42,280	$1,480,645

AUTO COMPONENTS — 5.7%
BorgWarner	49,000	1,803,200
Gentex	75,000	1,981,500
		3,784,700
BANKS — 10.3%
Prosperity Bancshares	24,495	1,631,857
Texas Capital Bancshares *	19,145	1,607,606
United Bankshares	47,395	1,683,470
United Community Banks	62,075	1,893,288
		6,816,221
CAPITAL MARKETS — 1.7%
Lazard, Cl A	21,290	1,106,654
CHEMICALS — 1.7%
Cabot	15,975	1,153,075
COMMERCIAL SERVICES & SUPPLIES — 3.6%
ACV Auctions, Cl A *	103,000	1,463,630
Healthcare Services Group *	68,785	894,893
		2,358,523
DIVERSIFIED CONSUMER SERVICES — 2.3%
Frontdoor *	26,120	1,528,020
ELECTRIC UTILITIES — 4.5%
IDACORP	11,690	1,465,108
TXNM Energy, Inc.	26,465	1,502,947
		2,968,055
ELECTRONICS EQUIPMENT INSTRUMENTS & COMPONENTS — 2.3%
Advanced Energy Industries	11,140	1,547,569
HEALTH CARE EQUIPMENT & SERVICES — 2.5%
Globus Medical, Cl A *	31,190	1,641,530
HEALTH CARE PROVIDER & SERVICES — 2.2%
Align Technology *	11,450	1,477,164
HEALTH CARE PROVIDERS & SERVICES — 4.4%
Addus HomeCare *	13,370	1,427,649
US Physical Therapy	20,395	1,491,894
		2,919,543
HEALTH CARE TECHNOLOGY — 5.0%
HealthStream	63,900	1,671,624
Phreesia *	59,210	1,596,302
		3,267,926
HOTELS, RESTAURANTS & LEISURE — 5.6%
Monarch Casino & Resort	17,630	1,815,185
Sportradar Group, Cl A *	62,515	1,848,568
		3,663,753
INSURANCE — 8.2%
First American Financial	30,580	1,836,329
Reinsurance Group of America, Cl A	8,905	1,713,767
RenaissanceRe Holdings	7,455	1,817,082
		5,367,178
MACHINERY — 5.6%
Alamo Group	8,220	1,829,608
Atmus Filtration Technologies	47,930	1,864,956
		3,694,564
PROFESSIONAL SERVICES — 5.7%
NV5 Global *	86,220	1,935,639
WNS Holdings *	24,405	1,825,250
		3,760,889

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR SMALL CAP FUND JULY 31, 2025 (UNAUDITED)

COMMON STOCK — continued

	Shares	Value
REAL ESTATE MANAGEMENT & DEVELOPMENT — 1.9%
Marcus & Millichap	39,560	$1,232,690
RETAIL REITS — 2.7%
NETSTREIT	97,370	1,775,055
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 9.6%
Diodes *	26,910	1,328,546
Rambus *	27,390	2,024,943
Tower Semiconductor *	33,160	1,517,070
Universal Display	10,065	1,453,386
		6,323,945
TOTAL COMMON STOCK
(Cost $45,021,568)		57,867,699
SHORT-TERM INVESTMENT — 13.0%

First American Treasury Obligation Fund 4.290% (A)
(Cost $8,546,458)	8,546,458	8,546,458
TOTAL INVESTMENTS— 100.7%
(Cost $53,568,026)		$66,414,157

Percentages are based on Net Assets of $65,950,575.
*	Non-income producing security.
(A)	The rate shown is the 7-day effective yield as of July 31, 2025.

Cl — Class

REIT — Real Estate Investment Trust

CMB-QH-009-3600

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR INTERNATIONAL EQUITY FUND JULY 31, 2025 (UNAUDITED)

SCHEDULE OF INVESTMENTS

COMMON STOCK — 92.3%

	Shares	Value
BELGIUM — 5.3%
KBC Group	38,000	$3,963,555
UCB	12,700	2,728,662
		6,692,217
FRANCE — 5.1%
Air Liquide	8,300	1,632,915
Airbus	11,800	2,372,452
Thales	9,200	2,474,746
		6,480,113
GERMANY — 7.2%
E.ON	137,000	2,499,327
Knorr-Bremse	31,200	3,113,935
Merck KGaA	12,500	1,562,307
SAP	7,000	2,001,692
		9,177,261
HONG KONG — 2.0%
AIA Group	275,000	2,564,148
IRELAND — 7.8%
Bank of Ireland Group	212,000	2,842,918
ICON *	11,000	1,861,090
Kerry Group	22,000	2,032,143
Ryanair Holdings	106,000	3,116,688
		9,852,839
JAPAN — 18.3%
Ajinomoto	98,000	2,592,731
Daifuku Ltd.	98,000	2,480,989
Mitsubishi Estate	165,000	3,089,200
MonotaRO	128,000	2,279,286
Nintendo	40,000	3,343,158
Shimano	16,000	1,750,335
Sony Group	119,000	2,862,345
Terumo	123,000	2,085,744
Tokio Marine Holdings	71,000	2,850,858
		23,334,646
NETHERLANDS — 5.1%
ASML Holding	3,300	2,292,543
ING Groep	180,000	4,194,983
		6,487,526
PORTUGAL — 1.9%
Galp Energia SGPS	128,000	2,444,194
SINGAPORE — 6.8%
DBS Group Holdings	87,100	3,196,961
Grab Holdings *	535,000	2,616,150
Singapore Telecommunications	956,000	2,849,021
		8,662,132
SWEDEN — 1.8%
Epiroc, Cl A	115,000	2,340,615
SWITZERLAND — 7.0%
Barry Callebaut	1,550	1,887,588
Julius Baer Group	36,000	2,435,916
Nestle	17,000	1,485,410
Roche Holding	10,000	3,120,730
		8,929,644
TAIWAN — 1.8%
Taiwan Semiconductor Manufacturing ADR	9,500	2,295,390
UNITED KINGDOM — 17.3%
AstraZeneca ADR	44,500	3,252,505
Barclays	645,000	3,152,785

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR INTERNATIONAL EQUITY FUND JULY 31, 2025 (UNAUDITED)

COMMON STOCK — continued

	Shares	Value
UNITED KINGDOM — continued
Bunzl	75,000	$2,225,819
CNH Industrial	174,000	2,255,040
Diageo	83,000	2,011,725
Haleon	476,000	2,232,769
Intertek Group	38,000	2,470,770
London Stock Exchange Group	16,100	1,962,518
SSE	100,000	2,451,234
		22,015,165
UNITED STATES — 4.9%
Flutter Entertainment *	12,600	3,808,476
Schlumberger Ltd.	71,000	2,399,800
		6,208,276
TOTAL COMMON STOCK
(Cost $91,896,111)		117,484,166
SHORT-TERM INVESTMENT — 4.2%

First American Treasury Obligation Fund 4.290% (A)
(Cost $5,379,071)	5,379,071	5,379,071
TOTAL INVESTMENTS — 96.5%
(Cost $97,275,182)		$122,863,237

Percentages are based on Net Assets of $127,311,810.
*	Non-income producing security.
(A)	The rate reported is the 7-day effective yield as of July 31, 2025.

ADR — American Depository Receipt

Cl — Class

Ltd. — Limited

CMB-QH-008-3600